Business combinations - Disclosure Of Fair Value Of Certain Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 01, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 79,464		$ 17,582
Trade and other receivables	205,952		77,900
Inventoried supplies and prepaid expenses	25,841		16,873
Property and equipment	590,083		240,339
Right-of-use assets	116,837		30,994
Intangible assets	254,394		279,466
Other assets	3,093		24,002
Trade and other payables	(127,005)		(64,105)
Income tax (payable) receivable	7,845		(953)
Employee benefits	(194)
Provisions	(57,923)		(19,919)
Other non-current liabilities	(213)		(488)
Long-term debt	(314,670)		(4,808)
Lease liabilities	(116,837)		(30,994)
Deferred tax liabilities	(140,407)		(87,742)
Total identifiable net assets	526,260		478,147
Total consideration transferred	1,040,980		659,755
Goodwill	514,720		181,608
Cash	1,037,427		646,283
Total consideration transferred	1,040,980		$ 659,755
Daseke
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	46,242
Trade and other receivables	173,389
Inventoried supplies and prepaid expenses	20,997
Property and equipment	523,892
Right-of-use assets	107,676
Intangible assets	202,290
Other assets	3,093
Trade and other payables	(102,133)
Income tax (payable) receivable	8,669
Employee benefits	(194)
Provisions	(57,923)
Other non-current liabilities	(213)
Long-term debt	(314,670)
Lease liabilities	(107,676)
Deferred tax liabilities	(125,796)
Total identifiable net assets	377,643
Total consideration transferred	816,958
Goodwill	439,315
Cash	816,958
Total consideration transferred	816,958	$ 817,000
Provisional Fair Value Included in the Interim Financial Statements [Member] | Daseke
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	46,242
Trade and other receivables	173,389
Inventoried supplies and prepaid expenses	32,611
Property and equipment	577,825
Right-of-use assets	113,385
Intangible assets	60,233
Other assets	3,093
Trade and other payables	(100,716)
Income tax (payable) receivable	(58)
Employee benefits	(194)
Provisions	(54,681)
Other non-current liabilities	(213)
Long-term debt	(314,671)
Lease liabilities	(113,385)
Deferred tax liabilities	(96,434)
Total identifiable net assets	326,426
Total consideration transferred	816,958
Goodwill	490,532
Cash	816,958
Total consideration transferred	816,958
Measurement Period Adjustment [Member] | Daseke
Disclosure of detailed information about business combination [line items]
Inventoried supplies and prepaid expenses	(11,614)
Property and equipment	(53,933)
Right-of-use assets	(5,709)
Intangible assets	142,057
Trade and other payables	(1,417)
Income tax (payable) receivable	8,727
Provisions	(3,242)
Long-term debt	1
Lease liabilities	5,709
Deferred tax liabilities	(29,362)
Total identifiable net assets	51,217
Goodwill	(51,217)
Reassessed Fair Value [Member] | Daseke
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	46,242
Trade and other receivables	173,389
Inventoried supplies and prepaid expenses	20,997
Property and equipment	523,892
Right-of-use assets	107,676
Intangible assets	202,290
Other assets	3,093
Trade and other payables	(102,133)
Income tax (payable) receivable	8,669
Employee benefits	(194)
Provisions	(57,923)
Other non-current liabilities	(213)
Long-term debt	(314,670)
Lease liabilities	(107,676)
Deferred tax liabilities	(125,796)
Total identifiable net assets	377,643
Total consideration transferred	816,958
Goodwill	439,315
Cash	816,958
Total consideration transferred	$ 816,958